BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 249,567	$ 31,951	$ 329,789	$ 572,159
Commission, handling and settlement expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	249,172		329,225	524,470
IPO subscription service charge expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 395		$ 564	$ 47,689